Expense Example {- Fidelity Growth Opportunities ETF} - 09.30 Fidelity Active Equity ETFs (B) - Combo PRO-05 - Fidelity Growth Opportunities ETF - Fidelity Growth Opportunities ETF	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	330
10 years	$ 739